Comprehensive Income (Loss) (Schedule Of Reclassifications Out Of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of services rendered and products sold	$ (983)	$ (924)	$ (1,220)	$ (1,196)	$ (1,125)
Interest expense	171	186	247	245	266
Interest and net investment income	(7)	(6)	(8)	(7)	(11)
Provision for income taxes	(26)	(43)	(43)	8	6
Total reclassifications for the period	76	489	507	714	(46)
Amount Reclassified from Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period	(2)	1	1	14	13
Amount Reclassified from Accumulated Other Comprehensive Income (Loss) [Member] | Fuel Swap Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of services rendered and products sold			(1)	(2)	(10)
Unrealized Losses on Derivatives [Member] | Amount Reclassified from Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net losses on derivatives		3	4	20	28
Provision for income taxes		1	2	8	11
Total reclassifications for the period		2	2	12	17
Unrealized Losses on Derivatives [Member] | Amount Reclassified from Accumulated Other Comprehensive Income (Loss) [Member] | Fuel Swap Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of services rendered and products sold		(2)
Unrealized Losses on Derivatives [Member] | Amount Reclassified from Accumulated Other Comprehensive Income (Loss) [Member] | Interest Rate Swap Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense		5	5	22	38
Unrealized Gains on Available-for-Sale Securities [Member] | Amount Reclassified from Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest and net investment income	(4)	(1)	(2)	3	(6)
Provision for income taxes	(2)		(1)	1	(2)
Total reclassifications for the period	$ (2)	$ (1)	$ (1)	$ 2	$ (4)